Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Lease Information

	At December 31,
	2023	2022
ROU assets:
Operating lease RO U and other assets (noncurrent)	$122	$145

Lease liabilities:
Operating lease and other current liabilities	$35	$38
Operating lease and other obligations (noncurr e nt)	112	131

Total operating leas e liabilities	$147	$169

Weighted-average remaining lease term (in years)	6	6
Weighted-average discount rate	2.8%	2.6%

Schedule of Lease Costs

	Years Ended December 31,
	2023	2022	2021
Operating lease costs (including amounts allocated to property, plant and equipment)	$53	$52	$51
Short-term lease costs	13	9	11

Total operating lease costs	$66	$61	$62

The following table presents lease related cash flows and other information:

	Years Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities	$47	$49	$40

ROU assets obtained in exchange for operating lease obligations (noncash)	$19	$42	$52

Schedule of Operating Lease Maturity

Years	Amounts
2024	$38
2025	28
2026	20
2027	15
2028	11
Thereafter	44

Total undiscounted lease payments	156
Less imputed interest	(9)

Total operating lease obligations (a)	$147

(a)
Excludes the effects of a
15-year
operating lease liability entered into in December 2023 that is scheduled to commence during 2024. The estimated $64 million present value of the lease obligation is not yet recorded on the Consolidated Balance Sheets.